Expense Example {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund Retail PRO-06 - Fidelity® International Discovery Fund - Fidelity International Discovery Fund-Retail Class
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 104
3 years	325
5 years	563
10 years	$ 1,248